UMB FUND SERVICES, INC.
803 West Michigan Street
Milwaukee, Wisconsin  53233
(414) 299-2000

June 2, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Adelante Funds (“Registrant”)
File Nos. 333-90085 and 811-09679

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from that contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on May 29, 2009.

Questions regarding this filing may be directed to the undersigned at (414) 299-2142.

Very truly yours,

/s/ Benjamin D. Schmidt
AVP – Fund Administration